Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 59,294	$ 56,183
Service cost - benefits earned during the period	1,116	1,128	$ 1,112
Interest cost on projected benefit obligation	2,092	1,936	1,980
Amendments	50	48
Actuarial (gain) loss	(5,046)	3,696
Special termination benefits	1	3
Benefits paid	(4,632)	(3,705)
Acquisition	2,559	0
Plan transfers	5	5
Benefit obligation at end of year	55,439	59,294	56,183
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	24,059	26,027
Service cost - benefits earned during the period	109	138	192
Interest cost on projected benefit obligation	778	809	972
Amendments	(1,145)	(1,807)
Actuarial (gain) loss	(2,815)	630
Special termination benefits	1	1
Benefits paid	(1,680)	(1,739)
Acquisition	71	0
Plan transfers	0	0
Benefit obligation at end of year	$ 19,378	$ 24,059	$ 26,027